Schedule of Investments (unaudited) July 31, 2019	iShares® U.S. Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 28.2%
Associated Banc-Corp.	51,172	$1,108,897
BancorpSouth Bank.	28,810	861,131
Bank of America Corp.	2,673,695	82,028,963
Bank of Hawaii Corp.	12,960	1,104,840
Bank OZK	37,789	1,155,588
BankUnited Inc.	31,047	1,068,327
BB&T Corp.	240,362	12,385,854
BOK Financial Corp.	9,821	821,821
Cathay General Bancorp.	24,212	901,171
CIT Group Inc.	30,193	1,526,256
Citigroup Inc.	725,702	51,640,954
Citizens Financial Group Inc.	143,883	5,361,081
Comerica Inc.	48,307	3,536,072
Commerce Bancshares Inc.	30,749	1,870,462
Cullen/Frost Bankers Inc.	19,803	1,880,097
East West Bancorp. Inc.	45,601	2,189,304
Fifth Third Bancorp.	228,491	6,783,898
First Citizens BancShares Inc./NC, Class A	2,722	1,271,228
First Financial Bankshares Inc.	42,856	1,403,534
First Hawaiian Inc.	28,409	760,225
First Horizon National Corp.	99,229	1,627,356
First Republic Bank/CA(a)	51,800	5,146,848
FNB Corp.	102,101	1,230,317
Fulton Financial Corp.	53,195	904,315
Glacier Bancorp. Inc.	26,726	1,120,087
Hancock Whitney Corp.	26,846	1,114,646
Home BancShares Inc./AR	48,379	951,615
Huntington Bancshares Inc./OH	327,860	4,672,005
IBERIABANK Corp.	17,248	1,355,175
International Bancshares Corp.	16,881	635,232
Investors Bancorp. Inc.	71,617	813,569
JPMorgan Chase & Co.	1,015,867	117,840,572
KeyCorp.	316,881	5,821,104
M&T Bank Corp.	42,907	7,047,475
PacWest Bancorp.	37,603	1,452,604
People’s United Financial Inc.	123,560	2,028,855
Pinnacle Financial Partners Inc.	22,649	1,375,700
PNC Financial Services Group Inc. (The)	141,669	20,244,500
Popular Inc.	30,285	1,743,205
Prosperity Bancshares Inc.	20,845	1,446,435
Regions Financial Corp.	318,023	5,066,106
Signature Bank/New York NY	17,286	2,203,274
Sterling Bancorp./DE	65,662	1,434,715
SunTrust Banks Inc.	139,321	9,278,779
SVB Financial Group(b)	16,398	3,803,844
Synovus Financial Corp.	49,416	1,886,209
TCF Financial Corp.	51,703	1,105,410
TCF Financial Corp., New	22,353	939,720
Texas Capital Bancshares Inc.(b)	15,697	987,812
Trustmark Corp.	20,498	728,499
U.S. Bancorp.	469,648	26,840,383
UMB Financial Corp.	13,867	946,561
Umpqua Holdings Corp.	69,366	1,211,130
United Bankshares Inc./WV	31,947	1,200,888
Valley National Bancorp.	103,522	1,155,305
Webster Financial Corp.	28,904	1,474,104
Wells Fargo & Co.	1,269,381	61,450,734
Western Alliance Bancorp.(a)(b)	30,229	1,494,522

Security	Shares	Value

Banks (continued)
Wintrust Financial Corp.	17,754	$1,270,121
Zions Bancorp. N.A	57,206	2,578,274

		485,287,708

Capital Markets — 13.8%
Affiliated Managers Group Inc.	16,214	1,390,999
Ameriprise Financial Inc.	42,071	6,121,751
Bank of New York Mellon Corp. (The)	276,448	12,970,940
BGC Partners Inc., Class A	84,299	464,487
BlackRock Inc.(c)	37,340	17,463,171
Cboe Global Markets Inc.	35,110	3,837,874
Charles Schwab Corp. (The)	372,871	16,115,485
CME Group Inc.	112,340	21,841,143
E*TRADE Financial Corp.	76,739	3,744,096
Eaton Vance Corp., NVS	35,778	1,592,121
Evercore Inc., Class A	12,839	1,108,904
FactSet Research Systems Inc.	11,979	3,321,777
Federated Investors Inc., Class B	30,001	1,042,535
Franklin Resources Inc.	92,352	3,013,446
Goldman Sachs Group Inc. (The)	106,773	23,503,940
Interactive Brokers Group Inc., Class A	23,615	1,210,505
Intercontinental Exchange Inc.	176,954	15,547,178
Invesco Ltd.	125,503	2,408,403
Janus Henderson Group PLC	52,860	1,060,900
Lazard Ltd., Class A	40,780	1,578,594
Legg Mason Inc.	27,295	1,027,930
LPL Financial Holdings Inc.	26,140	2,192,362
MarketAxess Holdings Inc.	11,938	4,023,584
Moody’s Corp.	51,769	11,096,167
Morgan Stanley	401,221	17,878,408
Morningstar Inc.	5,767	876,469
MSCI Inc.	26,604	6,045,493
Nasdaq Inc.	36,339	3,501,989
Northern Trust Corp.	68,239	6,687,422
Raymond James Financial Inc.	39,750	3,206,632
S&P Global Inc.	77,226	18,916,509
SEI Investments Co.	40,221	2,396,769
State Street Corp.	117,239	6,810,414
Stifel Financial Corp.	22,476	1,344,290
T Rowe Price Group Inc.	74,247	8,418,867
TD Ameritrade Holding Corp.	83,213	4,252,184

		238,013,738

Consumer Finance — 4.0%
Ally Financial Inc.	124,441	4,095,353
American Express Co.	214,894	26,726,367
Capital One Financial Corp.	147,369	13,619,843
Credit Acceptance Corp.(a)(b)	3,789	1,811,256
Discover Financial Services	101,649	9,121,981
FirstCash Inc.	13,600	1,368,704
Green Dot Corp., Class A(b)	14,973	758,981
Navient Corp.	66,736	944,315
OneMain Holdings Inc.	23,527	975,194
PRA Group Inc.(a)(b)	14,537	452,537
Santander Consumer USA Holdings Inc.	35,712	961,010
SLM Corp.	136,813	1,246,367
Synchrony Financial	199,197	7,147,188

		69,229,096

Diversified Financial Services — 7.5%
AXA Equitable Holdings Inc.	78,261	1,759,307
Berkshire Hathaway Inc., Class B(b)	606,835	124,662,114

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® U.S. Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Financial Services (continued)
Voya Financial Inc.	45,159	$2,536,581

		128,958,002

Equity Real Estate Investment Trusts (REITs) — 19.6%
Acadia Realty Trust	25,701	721,427
Alexandria Real Estate Equities Inc.	35,501	5,195,926
American Campus Communities Inc.	43,041	2,012,167
American Homes 4 Rent, Class A	81,521	1,973,623
American Tower Corp.	138,715	29,354,868
Apartment Investment & Management Co., Class A	46,637	2,310,397
Apple Hospitality REIT Inc.	66,661	1,047,244
AvalonBay Communities Inc.	43,757	9,136,024
Boston Properties Inc.	48,541	6,453,526
Brandywine Realty Trust	55,069	812,268
Brixmor Property Group Inc.	93,879	1,781,823
Camden Property Trust	30,290	3,141,376
Colony Capital Inc.	153,692	868,360
Columbia Property Trust Inc.	36,305	796,169
CoreCivic Inc.	37,386	634,440
CoreSite Realty Corp.	11,609	1,216,739
Corporate Office Properties Trust	34,538	964,301
Cousins Properties Inc.	45,604	1,604,349
Crown Castle International Corp.	130,468	17,386,166
CubeSmart	59,049	2,004,714
CyrusOne Inc.	35,453	2,035,002
DiamondRock Hospitality Co.	62,801	632,406
Digital Realty Trust Inc.	65,399	7,479,030
Douglas Emmett Inc.	50,684	2,068,921
Duke Realty Corp.	112,613	3,753,391
EastGroup Properties Inc.	11,562	1,392,990
EPR Properties	23,654	1,760,567
Equinix Inc.	26,385	13,247,909
Equity Commonwealth	38,208	1,283,025
Equity LifeStyle Properties Inc.	28,177	3,500,992
Equity Residential	116,283	9,173,566
Essex Property Trust Inc.	20,645	6,239,332
Extra Space Storage Inc.	39,932	4,487,958
Federal Realty Investment Trust	23,465	3,097,615
First Industrial Realty Trust Inc.	39,672	1,515,074
Gaming and Leisure Properties Inc.	63,212	2,383,725
GEO Group Inc. (The)	38,430	684,438
HCP Inc.	149,754	4,781,645
Healthcare Realty Trust Inc.	40,480	1,294,550
Healthcare Trust of America Inc., Class A	64,234	1,729,822
Highwoods Properties Inc.	32,496	1,473,044
Hospitality Properties Trust	51,675	1,276,889
Host Hotels & Resorts Inc.	232,129	4,036,723
Hudson Pacific Properties Inc.	48,569	1,714,486
Invitation Homes Inc.	120,069	3,298,295
Iron Mountain Inc.	89,884	2,643,488
JBG SMITH Properties	37,811	1,479,544
Kilroy Realty Corp.	31,636	2,513,797
Kimco Realty Corp.	132,230	2,540,138
Lamar Advertising Co., Class A	26,809	2,169,384
Lexington Realty Trust	65,268	644,195
Liberty Property Trust	46,458	2,429,753
Life Storage Inc.	14,611	1,424,426
Macerich Co. (The)	33,156	1,095,806
Mack-Cali Realty Corp.	28,509	677,944
Medical Properties Trust Inc.	137,880	2,412,900
Mid-America Apartment Communities Inc.	35,717	4,208,891

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
National Health Investors Inc.	13,590	$1,078,774
National Retail Properties Inc.	50,969	2,662,621
Omega Healthcare Investors Inc.	67,208	2,439,650
Outfront Media Inc.	44,371	1,206,004
Paramount Group Inc.	63,366	876,352
Park Hotels & Resorts Inc.	63,153	1,667,871
Pebblebrook Hotel Trust	40,873	1,144,035
Physicians Realty Trust	58,046	998,972
Piedmont Office Realty Trust Inc., Class A	39,544	822,911
PotlatchDeltic Corp.	21,218	781,247
Prologis Inc.	197,955	15,957,153
Public Storage	47,100	11,433,996
Rayonier Inc.	40,929	1,188,578
Realty Income Corp.	98,863	6,842,308
Regency Centers Corp.	52,423	3,496,614
Retail Properties of America Inc., Class A	67,663	822,782
RLJ Lodging Trust	54,800	946,944
Ryman Hospitality Properties Inc.	16,229	1,217,175
Sabra Health Care REIT Inc.	56,612	1,168,472
SBA Communications Corp.(b)	35,554	8,725,307
Senior Housing Properties Trust	75,018	615,148
Simon Property Group Inc.	96,966	15,727,885
SITE Centers Corp.	45,292	645,411
SL Green Realty Corp.	26,417	2,141,890
Spirit Realty Capital Inc.	27,363	1,207,256
STORE Capital Corp.	63,313	2,165,938
Sun Communities Inc.	28,253	3,752,281
Sunstone Hotel Investors Inc.	71,364	942,718
Tanger Factory Outlet Centers Inc.	28,855	458,217
Taubman Centers Inc.	19,107	774,216
UDR Inc.	88,284	4,066,361
Uniti Group Inc.	57,726	486,053
Urban Edge Properties	37,474	626,940
Ventas Inc.	115,966	7,803,352
VEREIT Inc.	304,937	2,781,025
VICI Properties Inc.	114,589	2,445,329
Vornado Realty Trust	54,388	3,498,236
Washington REIT	24,903	671,136
Weingarten Realty Investors	37,267	1,040,122
Welltower Inc.	127,080	10,562,890
Weyerhaeuser Co.	234,002	5,945,991
WP Carey Inc.	53,387	4,620,111
Xenia Hotels & Resorts Inc.	35,703	765,115

		337,218,955

Insurance — 14.3%
Aflac Inc.	234,067	12,321,287
Alleghany Corp.(b)	4,525	3,102,928
Allstate Corp. (The)	104,536	11,227,166
American Financial Group Inc./OH	22,613	2,315,119
American International Group Inc.	272,949	15,282,415
Aon PLC	75,480	14,284,590
Arch Capital Group Ltd.(b)	126,514	4,894,827
Arthur J Gallagher & Co.	58,229	5,265,649
Assurant Inc.	19,220	2,178,779
Assured Guaranty Ltd.	31,824	1,390,391
Athene Holding Ltd., Class A(b)	39,009	1,593,908
Axis Capital Holdings Ltd.	26,298	1,674,394
Brighthouse Financial Inc.(a)(b)	36,346	1,423,673
Brown & Brown Inc.	73,340	2,635,106
Chubb Ltd.	143,690	21,961,580

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® U.S. Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Cincinnati Financial Corp.	47,533	$5,101,717
CNA Financial Corp.	8,669	415,158
CNO Financial Group Inc.	50,332	851,114
Enstar Group Ltd.(b)	4,713	834,908
Erie Indemnity Co., Class A, NVS	6,233	1,388,525
Everest Re Group Ltd.	12,760	3,147,126
Fidelity National Financial Inc.	86,189	3,695,784
First American Financial Corp.	35,122	2,030,754
Genworth Financial Inc., Class A(b)	157,070	626,709
Hanover Insurance Group Inc. (The)	12,749	1,653,673
Hartford Financial Services Group Inc. (The)	113,557	6,544,290
Kemper Corp.	19,653	1,729,857
Lincoln National Corp.	63,649	4,158,826
Loews Corp.	84,065	4,500,840
Markel Corp.(a)(b)	4,343	4,837,798
Marsh & McLennan Companies Inc.	160,470	15,854,436
Mercury General Corp.	8,605	487,990
MetLife Inc.	298,246	14,739,317
Old Republic International Corp.	89,387	2,038,918
Primerica Inc.	13,257	1,626,501
Principal Financial Group Inc.	81,161	4,710,584
ProAssurance Corp.	16,959	662,927
Progressive Corp. (The)	183,267	14,840,962
Prudential Financial Inc.	127,413	12,908,211
Reinsurance Group of America Inc.	19,634	3,061,333
RenaissanceRe Holdings Ltd.	13,831	2,505,486
RLI Corp.	12,264	1,105,354
Torchmark Corp.	31,769	2,901,145
Travelers Companies Inc. (The)	82,191	12,050,844
Unum Group	66,866	2,136,369
White Mountains Insurance Group Ltd.	1,004	1,080,304
Willis Towers Watson PLC	40,638	7,933,350
WR Berkley Corp.	45,400	3,150,306

		246,863,228

IT Services — 10.1%
Mastercard Inc., Class A(a)	282,057	76,795,659
Visa Inc., Class A	544,574	96,934,172

		173,729,831

Mortgage Real Estate Investment — 1.0%
AGNC Investment Corp.	168,058	2,880,514
Annaly Capital Management Inc.	456,176	4,356,481
Blackstone Mortgage Trust Inc., Class A	39,371	1,398,458
Chimera Investment Corp.	58,350	1,124,988
Invesco Mortgage Capital Inc.	40,010	659,365
MFA Financial Inc.	141,800	1,018,124
New Residential Investment Corp.	130,148	2,042,022
Starwood Property Trust Inc.	87,811	2,039,849

Security	Shares	Value

Mortgage Real Estate Investment (continued)
Two Harbors Investment Corp.	85,499	$1,150,817

		16,670,618

Professional Services — 0.4%
CoStar Group Inc.(b)	11,477	7,062,946

Real Estate Management & Development — 0.5%
CBRE Group Inc., Class A(b)	98,312	5,211,519
Howard Hughes Corp. (The)(b)	12,343	1,666,305
Jones Lang LaSalle Inc.	16,213	2,362,072
Realogy Holdings Corp.	35,530	185,111

		9,425,007

Thrifts & Mortgage Finance — 0.4%
Capitol Federal Financial Inc.	44,832	612,405
Essent Group Ltd.(b)	30,969	1,429,529
MGIC Investment Corp.(b)	111,912	1,438,069
New York Community Bancorp. Inc.	146,366	1,687,600
Radian Group Inc.	65,182	1,486,150
TFS Financial Corp.	16,367	293,951
Washington Federal Inc.	25,291	925,145

		7,872,849

Total Common Stocks — 99.8% (Cost: $1,605,923,758)		1,720,331,978

Short-Term Investments

Money Market Funds — 4.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.45%(c)(d)(e)	69,499,039	69,533,788
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(c)(d)	2,178,000	2,178,000

		71,711,788

Total Short-Term Investments — 4.2% (Cost: $71,708,232)		71,711,788

Total Investments in Securities — 104.0% (Cost: $1,677,631,990)		1,792,043,766

Other Assets, Less Liabilities — (4.0)%		(69,140,791)

Net Assets — 100.0%		$1,722,902,975

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® U.S. Financials ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Shares Purchased		Shares Sold		Shares Held at 07/31/19	Value at 07/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	8,045,094	61,453,945	(a)	—		69,499,039	$69,533,788	$14,364	(b)	$2,970	$1,381
BlackRock Cash Funds: Treasury, SL Agency Shares	2,371,302	—		(193,302	)(a)	2,178,000	2,178,000	11,128		—	—
BlackRock Inc.	38,120	2,098		(2,878)		37,340	17,463,171	127,413		34,960	(709,008)

							$89,174,959	$152,905		$37,930	$(707,627)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,720,331,978	$—	$—	$1,720,331,978
Money Market Funds	71,711,788	—	—	71,711,788

	$1,792,043,766	$—	$—	$1,792,043,766

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

4